Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Disclosure of reconciliation of property, plant and equipment	The following tables present changes in property, plant and equipment including the right of use of assets (or “ROU”) as of
December 31, 2022, 2023 and 2024:

(amounts in thousands of euros)	BUILDINGS	EQUIPMENT	FURNITURE AND COMPUTER EQUIPMENT	TOTAL	OF WHICH ROU
GROSS VALUES

AS OF JANUARY 1, 2022	593	402	235	1,230	682
Acquisition	1,618	39	111	1,768	1,472
Disposal	(593)	(3)	(1)	(597)	(593)
AS OF DECEMBER 31, 2022	1,618	436	346	2,400	1,561
Acquisition	350	103	161	614	350
Disposal	(622)	(27)	—	(649)	(649)
AS OF DECEMBER 31, 2023	1,346	513	507	2,366	1,262
Acquisition	2,578	—	292	2,870	2,217
Disposal	(1,110)	—	(119)	(1,229)	(975)
Effect of the change in foreign currency exchange rates	4	—	17	22	22
AS OF DECEMBER 31, 2024	2,818	513	698	4,029	2,504

(amounts in thousands of euros)	BUILDINGS	EQUIPMENT	FURNITURE AND COMPUTER EQUIPMENT	TOTAL	OF WHICH ROU
DEPRECIATION

AS OF JANUARY 1, 2022	(445)	(346)	(134)	(925)	(470)
Increase	(407)	(35)	(38)	(481)	(414)
Disposal	593	3	1	597	593
AS OF DECEMBER 31, 2022	(259)	(378)	(171)	(808)	(290)
Increase	(578)	(36)	(94)	(707)	(498)
Disposal	—	27	—	27	27
AS OF DECEMBER 31, 2023	(837)	(387)	(265)	(1,488)	(761)
Increase	(886)	(32)	(171)	(1,089)	(788)
Disposal	1,111	—	104	1,215	975
Effect of the change in foreign currency exhange rates	(1)	—	—	(1)	(1)
AS OF DECEMBER 31, 2024	(613)	(419)	(332)	(1,363)	(575)

(amounts in thousands of euros)	BUILDINGS	EQUIPMENT	FURNITURE AND COMPUTER EQUIPMENT	TOTAL	OF WHICH ROU
NET BOOK VALUES
AS OF JANUARY 1, 2022	148	56	101	305	212
AS OF DECEMBER 31, 2022	1,359	59	175	1,592	1,270
AS OF DECEMBER 31, 2023	501	126	250	878	501
AS OF DECEMBER 31, 2024	2,205	94	366	2,666	1,929